16. Contingent Liability (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 50,925,686	$ 53,255,305
Notional amount of the maximum CEO	1,675,687	2,155,052
Accrued contingent liability	$ 132,476	$ 119,194